Schedule of other income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Income
Research and development tax incentive		$ 503,118	$ 757,609
Export market development grant	43,200	66,600	45,433
Foreign exchange gain		141,285	495,457
Gain on liability extinguishment	18,160	282,490
Total other income	$ 61,360	$ 993,493	$ 1,298,499